5. LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Loan Payable Tables
Schedule maturities of long-term obligations
Schedule maturities of long-term obligations at years ending December 31:
2013	4,377
2014	4,378
$8,755